Offerings - Offering: 1	Nov. 05, 2024 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Deferred Compensation Obligations
Maximum Aggregate Offering Price	$ 10,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,531.00
Offering Note	Represents unsecured obligations of Deluxe Corporation (the "Registrant") to pay deferred compensation in the future in accordance with the terms of the Deluxe Corporation Deferred Compensation Plan (2024 Restatement) (the "Plan"). Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) of the Securities Act of 1933, as amended.